Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Accrued expenses and other payables of VIE without recourse to the Company	¥ 292,542,513	$ 42,414,678	¥ 267,978,614
Common shares, Par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Common shares, authorized shares	500,000,000	500,000,000	500,000,000
Common shares, Issued shares	63,829,698	63,829,698	63,832,534
Common shares, Outstanding shares	62,753,840	62,753,840	62,753,840
Treasury shares, number of common shares	585,358	585,358	585,358
Variable Interest Entity, Primary Beneficiary | Nonrecourse
Accrued expenses and other payables of VIE without recourse to the Company | ¥	¥ 134,604		¥ 124,089